Stock-based Compensation (Details)					12 Months Ended
	Dec. 11, 2024 JPY (¥) ¥ / shares shares	Oct. 02, 2020 JPY (¥) ¥ / shares shares	Dec. 21, 2016 ¥ / shares shares	Dec. 21, 2015 ¥ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares					143,000
Exercise price, per share					¥ 344
Employee Stock Option [Member] | Director and corporate auditor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares		300,000
Exercise term		3 years
Fair value at grant date, per share		¥ 22
Employee Stock Option [Member] | Director and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares			174,000
Exercise term			8 years
Fair value at grant date, per share			¥ 0.82
Exercise price, per share			¥ 2,000
Employee Stock Option [Member] | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares		150,000
Exercise term		5 years
Fair value at grant date, per share		¥ 104.64
Paid for stock option | ¥		1
Exercise price, per share		¥ 2,000
Employee Stock Option [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares				285,500
Exercise term				8 years
Fair value at grant date, per share		637.02		¥ 2.96
Exercise price, per share		¥ 128		¥ 400
Annual consolidated revenue target to achieve to exercise options | ¥						¥ 3,908,264,000	¥ 3,908,264,000	¥ 3,908,264,000
Employee Stock Option [Member] | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares	143,000
Fair value at grant date, per share	¥ 218
Paid for stock option | ¥	100
Exercise price, per share	¥ 2.1875